PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2015
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
	As of December 31,
	2014	2015

Prepayment to service providers	$9,561,090	$6,821,978
Employee advances	332,923	224,116
Other deposits	1,134,027	1,344,705
Interest receivables	5,063,320	8,425,322
VAT recoverable	2,174,745	3,881,988
Other current assets	803,799	4,197,446

	$19,069,904	$24,895,555